UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: August 31, 2015

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	August 31, 2015

WESTERN ASSET

TAX FREE RESERVES

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s investment objectives are to provide shareholders with high levels of current income exempt from federal income taxes*, preservation of capital and liquidity.

*	A portion of the income may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser or legal adviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Western Asset Tax Free Reserves for the twelve-month reporting period ended August 31, 2015. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

I am pleased to introduce myself as the new President and Chief Executive Officer of the Fund, succeeding Kenneth D. Fuller. I am honored to have been appointed to my new role. During my 27 year career with Legg Mason, I have seen the investment management industry evolve and expand. Throughout these changes, maintaining an unwavering focus on our shareholders and their needs has remained paramount.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 25, 2015

II	Western Asset Tax Free Reserves

Investment commentary

Economic review

The pace of U.S. economic activity expanded moderately during the twelve months ended August 31, 2015 (the “reporting period”). Looking back, the U.S. Department of Commerce’s revised figures showed that third and fourth quarter 2014 U.S. gross domestic product (“GDP”)i growth was 4.3% and 2.1%, respectively. First quarter 2015 GDP growth then moderated to 0.6%. This was attributed to a number of factors, including a deceleration in personal consumption expenditures (“PCE”), along with negative contributions from exports, nonresidential fixed investment, and state and local government spending. However, economic activity then accelerated, as the U.S. Department of Commerce’s final reading for second quarter 2015 GDP growth — released after the reporting period ended — was 3.9%. The upturn was driven by increasing exports, accelerating PCE, declining imports, expanding state and local government spending, and rising nonresidential fixed investment.

The labor market was a tailwind for the economy during the reporting period. When the period began, unemployment was 5.9%, as reported by the U.S. Department of Labor. By August 2015, unemployment was 5.1%, its lowest level since April 2008.

The Federal Reserve Board (“Fed”)ii took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As it has since December 2008, the Fed maintained the federal funds rateiii at a historically low range between zero and 0.25% during the twelve months ended August 31, 2015. However, in October 2014 the Fed ended its asset purchase program that was announced in December 2012. In December 2014, the Fed said that “it can be patient in beginning to normalize the stance of monetary policy.” At its meeting that concluded on July 29, 2015, the Fed said “The Committee currently anticipates that, even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run.” Finally, at its meeting that ended on September 17, 2015, after the close of the reporting period, the Fed decided to maintain the target between zero and 0.25%.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 25, 2015

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

Western Asset Tax Free Reserves	III

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity. The Fund is a money market fund that invests in securities through an underlying mutual fund, Tax Free Reserves Portfolio (the “Portfolio”), which has the same goals and strategies as the Fund.

Under normal market conditions, the Portfolio invests at least 80% of its assets in short-term, high-quality municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax (“AMT”). Municipal securities include debt obligations issued by any of the fifty states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in municipal securities and other structured securities such as variable rate demand obligations (“VRDOs”)i, tender option bonds, partnership interests and swap-based securities, many of which may be issued or backed by U.S. or non-U.S. banks.

The Portfolio invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category (or, with respect to not more than 3% of its total assets, in the second highest category) or, if not rated, that we determined to be of equivalent quality. Under normal circumstances, the Portfolio may invest up to 20% of its assets in investments that pay interest that may be subject to regular federal income tax and/or the AMT, although for temporary or defensive purposes, the Portfolio may invest an unlimited amount in such securities.

As a money market fund, the Fund tries to maintain a share price of $1.00 and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments.

At Western Asset Management Company (“Western Asset”), the Fund’s and the Portfolio’s subadviser, we utilize a fixed-income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior management personnel, research analysts and an in-house economist. Under this team approach, management of client fixed-income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Q. What were the overall market conditions during the Fund’s reporting period?

A. The spread sectors (non-Treasuries) generated mixed results during the reporting period. The fixed income market was volatile at times given mixed global economic data, uncertainties regarding future Federal Reserve Board (“Fed”)ii monetary policy and a number of geopolitical issues. During the reporting period, assuming greater risk was generally not rewarded. For example, high-yield corporate bonds and emerging market debt performed poorly as they were negatively impacted by periods of elevated investor risk aversion.

Western Asset Tax Free Reserves 2015 Annual Report	1

Fund overview (cont’d)

Short-term Treasury yields moved higher, whereas longer-term Treasury yields declined during the reporting period. Two-year Treasury yields rose from 0.48% at the beginning of the period to 0.74% at the end of the period. Ten-year Treasury yields were 2.35% at the beginning of the period and ended the period at 2.21%.

The Fed kept the federal funds rateiii at a historically low range between zero and 0.25% during the twelve months ended August 31, 2015. As a result, short-term yields remained very low during the reporting period. At its July 2015 meeting the Fed said when it “…decides to begin to remove policy accommodation, it will take a balanced approach consistent with its longer-run goals of maximum employment and inflation of 2 percent. The Committee currently anticipates that, even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run.” Then, on September 17, 2015, after the reporting period ended, the Fed chose to keep rates on hold.

Despite a few high profile issues, notably the crisis in Puerto Rico and stress in the Chicago and Illinois credit complexes, the overall municipal bond market continued to improve during the twelve months ended August 31, 2015. Moody’s Investors Service recently reported that since 2009, while issuer downgrades have continued to outpace upgrades, this deterioration has slowed. Recovery in housing and employment is contributing to increased revenues, resulting in fiscal balance. Meanwhile, the national economy continued on a path of slow growth and the unemployment rate declined to 5.1% in August 2015. The National Association of State Budget Officers reports that fiscal year 2015 revenues were more than forecast for many states, ensuring that budgets were met and reserves added to. Still, budgets for fiscal year 2016, which for the majority of states began July 1, 2015, remain conservative. Limited additional spending is largely directed toward education and, to a lesser degree, health care and infrastructure. Aggregate budget growth of 3.1% is anticipated for the coming fiscal year. Total spending for fiscal year 2016 is expected to be just below the 2008 pre-recession high after adjusting for inflation. However, state and local governments remain challenged by defined benefit pension liabilities, which by various measures are underfunded by $1 to $3 trillion. Driven by better disclosure and public pressure, politicians have addressed this looming threat by raising contributions and cutting benefits, although state court decisions limit these changes mostly for new employees. These liabilities are an area of concern and could limit the extent of future credit improvement in the tax exempt market.

Q. How did we respond to these changing market conditions?

A. We maintained our emphasis on high-quality, top tier securities, as we looked to maximize income while preserving capital, along with maintaining liquidity and diversification. Furthermore, given expectations for the Fed to begin raising rates, as well as the U.S. Securities and Exchange Commission (“SEC”)iv rules that govern the operation of money market funds going into effect in 2016, we were cautious going out further than one year on the yield curvev. As such, throughout the reporting period we held a large portion of the Fund’s assets in daily and weekly VRDOs.

2	Western Asset Tax Free Reserves 2015 Annual Report

Performance review

As of August 31, 2015, the seven-day current yield for Class N shares of Western Asset Tax Free Reserves was 0.02% and the seven-day effective yield, which reflects compounding, was 0.02%.1

Certain investors may be subject to the AMT, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

The Fund does not invest directly in securities but instead invests all of its investable assets in an underlying mutual fund, the Portfolio, which has the same goals and strategies as the Fund. Unless otherwise indicated, references to the Fund include the underlying mutual fund, the Portfolio.

Western Asset Tax Free Reserves Yields as of August 31, 2015 (unaudited)
	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Class N	0.02%	0.02%
Class A	0.02%	0.02%
Class B	0.02%	0.02%
Class C	0.02%	0.02%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Absent fee waivers and/or expense reimbursements, the seven-day current yield and the seven-day effective yield for Class N shares would have been -0.82% and -0.81%, respectively; the seven-day current yield and the seven-day effective yield would have been -0.64% for Class A shares; the seven-day current yield and the seven-day effective yield for Class B shares would have been -0.92% and -0.91%, respectively; and the seven-day current yield and the seven-day effective yield for Class C shares would have been -0.93% and -0.92%, respectively.

The manager has voluntarily undertaken to limit Fund expenses. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Q. What were the most significant factors affecting Fund performance?

A. The municipal money market yield curve remained relatively flat during the reporting period. Therefore, there were typically only small differences between the yields available from shorter-term municipal money market securities and longer-term securities. With the flat yield curve, we maintained a large allocation to VRDOs. We also attempted to generate incremental

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Western Asset Tax Free Reserves 2015 Annual Report	3

Fund overview (cont’d)

yield by selectively purchasing high-quality tax-exempt commercial paper with up to three months maturity, as well as certain municipal notes with six to twelve months maturity. That being said, this was challenging given limited new issuance that met our requirements and strong demand for these securities.

We also looked to participate in relatively smaller note offerings that met our stringent quality and liquidity requirements. Overall, these actions were successful in helping the Fund to lock in somewhat higher yields.

Given an adequate supply of U.S. VRDOs, along with continued economic and political uncertainties in Europe, we generally avoided exposure to VRDOs backed by European banks.

Q. Were there any regulatory updates during the Fund’s reporting period?

A. On July 23, 2014, the SEC adopted changes to the rules that govern the operation of money market funds (“MMFs”). The rules require institutional prime and institutional municipal MMFs to have a floating net asset value (“NAV”)vi per share, similar to non-money market mutual funds, while permitting government MMFs and retail MMFs the continued ability to maintain a constant dollar price. In addition, the SEC has empowered a fund’s board of trustees to temporarily impose fees on redemptions (liquidity fees) or to temporarily suspend redemptions (redemption gates) if a fund’s liquid assets fall below certain levels. The compliance date for most of these changes is October 14, 2016.

Thank you for your investment in Western Asset Tax Free Reserves. As always, we appreciate that you have chosen us to manage your assets and we remain focused on seeking to achieve the Fund’s investment goals.

Sincerely,

Western Asset Management Company

September 15, 2015

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at one dollar per share, it is still possible to lose money by investing in the Fund. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

4	Western Asset Tax Free Reserves 2015 Annual Report

[i]	Variable rate demand obligations (“VRDOs”) are floating rate debt obligations whose yields are pegged to short-term interest rates and may be sold back at par to the dealer/remarketing agent.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The U.S. Securities and Exchange Commission (‘SEC’) is an agency of the U.S. government. It holds primary responsibility for enforcing the federal securities laws and regulating the securities industry, the nation’s stock and options exchanges, and other activities and organizations, including the electronic securities markets in the U.S.

[v]	The yield curve is the graphical depiction of the relationship, at a given time, between interest rates and securities that have similar characteristics, but differing maturity dates.

vi

Net asset value (“NAV”) is the dollar value of a single mutual fund share, based on the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. NAV is calculated at the end of each business day.

Western Asset Tax Free Reserves 2015 Annual Report	5

Portfolio at a glance† (unaudited)

Tax Free Reserves Portfolio

The Fund invests all of its investable assets in Tax Free Reserves Portfolio, the investment breakdown of which is shown below.

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Portfolio’s investments as of August 31, 2015 and August 31, 2014. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

6	Western Asset Tax Free Reserves 2015 Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2015 and held for the six months ended August 31, 2015.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]*	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class N	0.01%	$1,000.00	$1,000.10	0.07%	$0.35	Class N	5.00%	$1,000.00	$1,024.85	0.07%	$0.36
Class A	0.01	1,000.00	1,000.10	0.07	0.35	Class A	5.00	1,000.00	1,024.85	0.07	0.36
Class B	0.01	1,000.00	1,000.10	0.07	0.35	Class B	5.00	1,000.00	1,024.85	0.07	0.36
Class C	0.01	1,000.00	1,000.10	0.07	0.35	Class C	5.00	1,000.00	1,024.85	0.07	0.36

Western Asset Tax Free Reserves 2015 Annual Report	7

Fund expenses (unaudited) (cont’d)

[1]	For the six months ended August 31, 2015.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance figure is no guarantee of future results.

[3]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses.

[4]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

*	Includes the effect of a capital contribution (See Note 2).

8	Western Asset Tax Free Reserves 2015 Annual Report

Statement of assets and liabilities

August 31, 2015

Assets:
Investment in Tax Free Reserves Portfolio, at value	$163,161,235
Receivable from investment manager	16,722
Prepaid expenses	51,498
Total Assets	163,229,455

Liabilities:
Payable for Fund shares repurchased	104,726
Payable for securities purchased	15,082
Distributions payable	1,068
Trustees’ fees payable	256
Accrued expenses	59,886
Total Liabilities	181,018
Total Net Assets	$163,048,437

Net Assets:
Par value (Note 5)	$1,630
Paid-in capital in excess of par value	163,089,093
Overdistributed net investment income	(37,964)
Accumulated net realized loss on investments allocated from Tax Free Reserves Portfolio	(4,322)
Total Net Assets	$163,048,437

Net Assets:
Class N	$75,086,202
Class A	$87,391,520
Class B	$129,320
Class C	$441,395

Shares Outstanding:
Class N	75,086,188
Class A	87,391,485
Class B	129,320
Class C	441,396

Net Asset Value:
Class N	$1.00
Class A	$1.00
Class B	$1.00
Class C	$1.00

See Notes to Financial Statements.

Western Asset Tax Free Reserves 2015 Annual Report	9

Statement of operations

For the Year Ended August 31, 2015

Investment Income:
Income from Tax Free Reserves Portfolio	$135,437
Allocated expenses from Tax Free Reserves Portfolio	(293,810)
Allocated waiver from Tax Free Reserves Portfolio	246,974
Total Investment Income	88,601

Expenses:
Investment management fee (Note 2)	740,853
Service and/or distribution fees (Notes 2 and 3)	272,423
Registration fees	81,519
Transfer agent fees (Note 3)	45,327
Shareholder reports	34,374
Audit and tax fees	26,080
Legal fees	24,810
Fund accounting fees	6,300
Insurance	3,480
Trustees’ fees	2,533
Miscellaneous expenses	4,392
Total Expenses	1,242,091
Less: Fee waivers and/or expense reimbursements (Notes 2 and 3)	(1,186,455)
Net Expenses	55,636
Net Investment Income	32,965
Net Realized Gain on Investments from Tax Free Reserves Portfolio	4
Increase in Net Assets from Operations	$32,969

See Notes to Financial Statements.

10	Western Asset Tax Free Reserves 2015 Annual Report

Statements of changes in net assets

For the Years Ended August 31,	2015	2014

Operations:
Net investment income	$32,965	$41,784
Net realized gain (loss)	4	(3,955)
Increase in Net Assets from Operations	32,969	37,829

Distributions to Shareholders From (Notes 1 and 4):
Net investment income	(32,917)	(41,763)
Decrease in Net Assets from Distributions to Shareholders	(32,917)	(41,763)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	435,339,901	375,818,012
Reinvestment of distributions	19,083	17,174
Cost of shares repurchased	(429,386,288)	(433,885,983)
Increase (Decrease) in Net Assets from Fund Share Transactions	5,972,696	(58,050,797)

Capital Contribution (Note 2)	19,653	—
Increase (Decrease) in Net Assets	5,992,401	(58,054,731)

Net Assets:
Beginning of year	157,056,036	215,110,767
End of year*	$163,048,437	$157,056,036
*Includesoverdistributed net investment income of:	$(37,964)	$(38,012)

See Notes to Financial Statements.

Western Asset Tax Free Reserves 2015 Annual Report	11

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Class N Shares	2015[1]	2014[1]	2013[1]	2012	2011

Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income[2]	0.000	0.000	0.000	0.000	0.000
Net realized gain (loss)	—	—	0.000 [2]	(0.000) [2]	0.000 [2]
Total income from operations[2]	0.000	0.000	0.000	0.000	0.000

Less distributions from:
Net investment income[2]	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)
Total distributions[2]	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

Capital contribution	0.000 [2]	—	—	—	—

Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[3]	0.02%[4]	0.02%	0.01%	0.01%	0.01%

Net assets, end of year (000s)	$75,086	$72,765	$58,698	$262,652	$229,372

Ratios to average net assets:
Gross expenses[5]	1.01%[7]	1.00%[6,7]	1.00%[6,7]	0.79%[6]	0.80%[6]
Net expenses[5,8,9]	0.06	0.09	0.18	0.25	0.37
Net investment income	0.02	0.02	0.01	0.01	0.01

[1]	Per share amounts have been calculated using the average shares method.

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been unchanged.

[5]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses.

[6]

The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 1.00%, 0.97%, 0.78% and 0.79% for the years ended August 31, 2014, 2013, 2012, and 2011, respectively.

[7]	The gross expenses do not reflect the reduction in the Fund’s management fee by the amount paid by the Fund for its allocable share of the management fee paid by Tax Free Reserves Portfolio.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class N shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

See Notes to Financial Statements.

12	Western Asset Tax Free Reserves 2015 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Class A Shares	2015[1]	2014[1]	2013[1]	2012	2011

Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income[2]	0.000	0.000	0.000	0.000	0.000
Net realized gain (loss)[2]	0.000	(0.000)	0.000	(0.000)	0.000
Total income from operations[2]	0.000	0.000	0.000	0.000	0.000

Less distributions from:
Net investment income[2]	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)
Total distributions[2]	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

Capital contribution	0.000 [2]	—	—	—	—

Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[3]	0.02%[4]	0.02%	0.01%	0.01%	0.01%

Net assets, end of year (000s)	$87,392	$83,754	$156,071	$151,219	$123,474

Ratios to average net assets:
Gross expenses[5]	0.87%[7]	0.85%[6,7]	0.85%[6,7]	0.65%[6]	0.63%
Net expenses[5,8,9]	0.06	0.10	0.16	0.25	0.33
Net investment income	0.02	0.02	0.01	0.01	0.01

[1]	Per share amounts have been calculated using the average shares method.

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been unchanged.

[5]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses.

[6]

The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 0.84%, 0.82% and 0.64% for the years ended August 31, 2014, 2013 and 2012, respectively.

[7]	The gross expenses do not reflect the reduction in the Fund’s management fee by the amount paid by the Fund for its allocable share of the management fee paid by Tax Free Reserves Portfolio.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

See Notes to Financial Statements.

Western Asset Tax Free Reserves 2015 Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Class B Shares	2015[1]	2014[1]	2013[1]	2012	2011

Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income[2]	0.000	0.000	0.000	0.000	0.000
Net realized gain (loss)[2]	0.000	(0.000)	0.000	(0.000)	0.000
Total income from operations[2]	0.000	0.000	0.000	0.000	0.000

Less distributions from:
Net investment income[2]	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)
Total distributions[2]	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

Capital contribution	0.000 [2]	—	—	—	—

Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[3]	0.02%[4]	0.02%	0.01%	0.01%	0.01%

Net assets, end of year (000s)	$129	$124	$223	$137	$184

Ratios to average net assets:
Gross expenses[5]	1.55%[7]	1.73%[6,7]	1.76%[6,7]	1.61%[6]	1.42%
Net expenses[5,8,9]	0.06	0.10	0.15	0.25	0.37
Net investment income	0.02	0.02	0.02	0.01	0.01

[1]	Per share amounts have been calculated using the average shares method.

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been unchanged.

[5]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses.

[6]

The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 1.72%, 1.73% and 1.60% for the years ended August 31, 2014, 2013 and 2012, respectively.

[7]	The gross expenses do not reflect the reduction in the Fund’s management fee by the amount paid by the Fund for its allocable share of the management fee paid by Tax Free Reserves Portfolio.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class B shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

See Notes to Financial Statements.

14	Western Asset Tax Free Reserves 2015 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class C Shares[1]	2015	2014	2013[2]

Net asset value, beginning of year	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income[3]	0.000	0.000	0.000
Net realized gain (loss)	—	(0.000) [3]	0.000	[3]
Total income from operations[3]	0.000	0.000	0.000

Less distributions from:
Net investment income[3]	(0.000)	(0.000)	(0.000)
Total distributions[3]	(0.000)	(0.000)	(0.000)

Capital contribution	0.000 [3]	—	—

Net asset value, end of year	$1.000	$1.000	$1.000
Total return[4]	0.02%[5]	0.02%	0.01%

Net assets, end of year (000s)	$441	$413	$119

Ratios to average net assets:
Gross expenses[6,7]	1.31%	1.53%[8]	1.51%[8,9]
Net expenses[6,10,11]	0.06	0.10	0.16	[9]
Net investment income	0.02	0.02	0.01	[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period November 23, 2012 (inception date) to August 31, 2013.

[3]	Amount represents less than $0.0005 per share.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been unchanged.

[6]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses.

[7]	The gross expenses do not reflect the reduction in the Fund’s management fee by the amount paid by the Fund for its allocable share of the management fee paid by Tax Free Reserves Portfolio.

[8]

The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 1.51% and 1.47% for the year ended August 31, 2014 and the period ended August 31, 2013, respectively.

[9]	Annualized.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

See Notes to Financial Statements.

Western Asset Tax Free Reserves 2015 Annual Report	15

Notes to financial statements

1. Organization and significant accounting policies

Western Asset Tax Free Reserves (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (12.9% at August 31, 2015) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment transactions and investment income. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders. The Fund also pays certain other expenses which can be directly attributed to the Fund.

(c) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

16	Western Asset Tax Free Reserves 2015 Annual Report

(d) Share class accounting. Investment income, common expenses and realized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(e) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

(f) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, the following reclassifications have been made:

	Accumulated Net Realized Loss	Paid-in Capital
(a)	$19,653	$(19,653)

(a)	Reclassifications are primarily due to a book/tax differences in the treatment of the capital contribution discussed in Note 2.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s and the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s and the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Western Asset Tax Free Reserves 2015 Annual Report	17

Notes to financial statements (cont’d)

Under the investment management agreement, the Fund pays an investment management fee at an annual rate that decreases as assets increase, as follows:

Average Daily Net Assets	Annual Rate
First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 billion	0.375
Over $10 billion	0.350

Since the Fund invests all of its investable assets in Tax Free Reserves Portfolio, the investment management fee of the Fund will be reduced by the investment management fee allocated to the Fund by Tax Free Reserves Portfolio.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class N, Class A, Class B, and Class C shares did not exceed 0.75%, 0.60%, 1.10% and 1.10%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the year ended August 31, 2015, fees waived and/or expenses reimbursed amounted to $1,186,455.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

During the year ended August 31, 2015, LMPFA voluntarily made a capital contribution to the Fund in the amount of $19,653. This contribution was made to reimburse the Fund for previous realized losses experienced by the Fund. LMPFA did not receive any shares of the Fund or other consideration in exchange for making this cash contribution.

18	Western Asset Tax Free Reserves 2015 Annual Report

3. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution and service plan under the 1940 Act, and under that plan, the Fund pays a service and/or distribution fee to its Class N, Class A, Class B and Class C shares calculated at the annual rate not to exceed 0.25%, 0.10%, 0.50% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the year ended August 31, 2015, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class N	$175,928	†	$16,465
Class A	93,705	†	28,202
Class B	579	†	356
Class C	2,211	†	304
Total	$272,423		$45,327

†	Amounts shown are exclusive of waivers. For the year ended August 31, 2015, the distribution fees waived amounted to $29,987 for Class N shares, $16,244 for Class A shares, $420 for Class B shares and $1,100 for Class C shares. Such waivers are voluntary and may be reduced or terminated at any time.

For the year ended August 31, 2015, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class N	$564,276
Class A	615,770
Class B	1,546
Class C	4,863
Total	$1,186,455

4. Distributions to shareholders by class

	Year Ended August 31, 2015	Year Ended August 31, 2014
Net Investment Income:
Class N	$14,062	$13,084
Class A	18,742	28,533
Class B	24	42
Class C	89	104
Total	$32,917	$41,763

5. Shares of beneficial interest

At August 31, 2015, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Western Asset Tax Free Reserves 2015 Annual Report	19

Notes to financial statements (cont’d)

Transactions in shares of each class were as follows:

	Year Ended August 31, 2015	Year Ended August 31, 2014
Class N
Shares sold	178,441,653	126,298,213
Shares issued on reinvestment	9,795	8,787
Shares repurchased	(176,135,864)	(112,240,816)
Net increase	2,315,584	14,066,184

Class A
Shares sold	256,258,120	248,185,855
Shares issued on reinvestment	9,177	8,248
Shares repurchased	(252,643,912)	(320,506,537)
Net increase (decrease)	3,623,385	(72,312,434)

Class B
Shares sold	46,487	124,406
Shares issued on reinvestment	23	42
Shares repurchased	(40,718)	(223,749)
Net increase (decrease)	5,792	(99,301)

Class C
Shares sold	593,641	1,209,538
Shares issued on reinvestment	88	97
Shares repurchased	(565,794)	(914,881)
Net increase	27,935	294,754

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding fund share transactions.

6. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal years ended August 31, were as follows:

	2015	2014
Distributions paid from:
Tax-exempt income	$32,917	$41,763

As of August 31, 2015, there were no significant differences between the book and tax components of net assets.

20	Western Asset Tax Free Reserves 2015 Annual Report

During the taxable year ended August 31, 2015, the Fund utilized $3,955 of its deferred capital losses and $15,702 of its capital loss carryforward available from prior years. As of August 31, 2015, the Fund had the following net capital loss carryforwards remaining:

Year of Expiration	Amount
8/31/2017	$(3,595)
8/31/2018	(727)
$(4,322)

These amounts will be available to offset any future taxable capital gains.

7. Money market fund reform

In July 2014, the U.S. Securities and Exchange Commission adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The reforms require institutional prime and institutional municipal money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The reforms also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and impose new requirements related to diversification, stress testing, and disclosure. As a result, the Fund may be required to implement changes that will impact and may adversely affect the Fund and its shareholders. The compliance date for most of these changes is October 14, 2016.

Western Asset Tax Free Reserves 2015 Annual Report	21

Report of independent registered public

accounting firm

The Board of Trustees and Shareholders

Legg Mason Partners Money Market Trust:

We have audited the accompanying statement of assets and liabilities of Western Asset Tax Free Reserves (the “Fund”), a series of Legg Mason Partners Money Market Trust, as of August 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2015, by examination of the underlying Tax Free Reserves Portfolio. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Western Asset Tax Free Reserves as of August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

October 16, 2015

22	Western Asset Tax Free Reserves 2015 Annual Report

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Western Asset Tax Free Reserves (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926 or 1-203-703-6002.

Independent Trustees†:
Elliott J. Berv
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

Jane F. Dasher
Year of birth	1949
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during past five years	Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

Mark T. Finn
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988); Principal/Member, Balvan Partners (investment management) (2002 to 2009)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

Western Asset Tax Free Reserves	23

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d
Stephen R. Gross
Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during past five years	Chairman Emeritus (since 2011) and formerly Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1974 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Advisors, LLC (since 2011); CEO, Trusted CFO Solutions, LLC (since 2011)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

Richard E. Hanson, Jr.
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1985
Principal occupation(s) during past five years	Retired; formerly Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

Diana R. Harrington
Year of birth	1940
Position(s) with Trust	Trustee and Chair
Term of office[1] and length of time served[2]	Since 1992 (Chair of the Board since 2013)
Principal occupation(s) during past five years	Babson Distinguished Professor of Finance, Babson College (since 1992)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

Susan M. Heilbron
Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); formerly, General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); formerly, Senior Vice President, New York State Urban Development Corporation (1984 to 1986); formerly, Associate, Cravath, Swaine & Moore (1980 to 1984) and (1977 to 1979)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); formerly, Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); formerly, Director, Alexander’s Inc. (department store) (1987 to 1990)

24	Western Asset Tax Free Reserves

Independent Trustees cont’d
Susan B. Kerley
Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Director and Trustee (since 1990) and formerly, Chairman (2005 to 2012) of various series of MainStay Family of Funds (66 funds); Investment Company Institute (ICI) Board of Governors (2006 to 2014); ICI Executive Committee (2011 to 2014); Chairman of the Independent Directors Council (2012 to 2014)

Alan G. Merten
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	President Emeritus (since 2012) and formerly, President, George Mason University (1996 to 2012)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Director Emeritus (since 2012) and formerly, Director, Cardinal Financial Corporation (2006 to 2012); Trustee, First Potomac Realty Trust (since 2005); Director, DeVry Inc. (educational services) (since 2012); formerly, Director, Xybernaut Corporation (information technology) (2004 to 2006); formerly, Director, Digital Net Holdings, Inc. (2003 to 2004); formerly, Director, Comshare, Inc. (information technology) (1985 to 2003)

R. Richardson Pettit
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	Retired; Duncan Professor of Finance Emeritus, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

Western Asset Tax Free Reserves	25

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Interested Trustee and Officer:
Jane Trust, CFA[3]
Year of birth	1962
Position(s) with Trust	Trustee, President, and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2015); Officer and/or Trustee/Director of 156 funds associated with LMPFA or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Vice President of LMPFA (2015); formerly, Director of ClearBridge, LLC (formerly, Legg Mason Capital Management, LLC) (2007 to 2014); formerly, Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)
Number of funds in fund complex overseen by Trustee	147
Other board memberships held by Trustee during past five years	None

Additional Officers:
Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Susan Kerr Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); formerly, AML Consultant, Rabobank Netherlands, (2009); formerly, First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

26	Western Asset Tax Free Reserves

Additional Officers cont’d
Vanessa A. Williams Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1979
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Vice President of Legg Mason & Co. (since 2012); Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); formerly, Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (2011 to 2013); formerly, Senior Compliance Officer of Legg Mason & Co. (2008 to 2011); formerly, Compliance Analyst of Legg Mason & Co. (2006 to 2008) and Legg Mason & Co. predecessors (prior to 2006)

Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel — U.S. Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers)

Western Asset Tax Free Reserves	27

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Richard F. Sennett Legg Mason 100 International Drive, 7th Floor, Baltimore, MD 21202
Year of birth	1970
Position(s) with Trust	Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Principal Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011 and since 2013); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); formerly, Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

Steven Frank Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1967
Position(s) with Trust	Treasurer
Term of office[1] and length of time served[2]	Since 2014
Principal occupation(s) during past five years	Vice President of Legg Mason & Co. and Legg Mason & Co. predecessors (since 2002); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2010); formerly, Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010); formerly, Assistant Controller of certain mutual funds associated with Legg Mason & Co. predecessors (prior to 2005)

Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); formerly, Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Fund within the meaning of section 2(a)(19) of the 1940 Act.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Effective June 1, 2015, Ms. Trust became a Trustee. Ms. Trust is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

28	Western Asset Tax Free Reserves

Important tax information (unaudited)

All of the net investment income distributions paid monthly by the Fund during the taxable year ended August 31, 2015 qualify as tax-exempt interest dividends for Federal income tax purposes.

Please retain this information for your records.

Western Asset Tax Free Reserves	29

Schedule of investments

August 31, 2015

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 100.8%
Alabama — 0.8%
Huntsville, AL, Health Care Authority, TECP	0.080%	10/5/15	$10,000,000	$10,000,000
Alaska — 0.4%
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks Community Hospital Foundation Inc., LOC-Bank of Montreal	0.010%	4/1/29	5,635,000	5,635,000	(a)(b)
Arizona — 0.4%
Maricopa County, AZ, IDA, MFH Revenue, Sonora Vista II Apartments, LOC-Wells Fargo Bank N.A.	0.150%	12/1/39	1,110,000	1,110,000	(a)(b)(c)
Phoenix, AZ, IDA, Health Care Facilities Revenue, Mayo Clinic, SPA-Wells Fargo Bank N.A.	0.010%	11/15/52	1,600,000	1,600,000	(a)(b)
Phoenix, AZ, IDA, MFH Revenue, Sunrise Vista Apartments-A, LOC-Wells Fargo Bank N.A.	0.150%	6/1/31	1,950,000	1,950,000	(a)(b)(c)
Total Arizona				4,660,000
California — 12.6%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Pathways Home Health Hospice, LOC-U.S. Bank	0.050%	10/1/34	3,730,000	3,730,000	(a)(b)
Alameda County, CA, IDA Revenue, JMS Family Partnership, LOC-Wells Fargo Bank N.A.	0.040%	10/1/25	1,930,000	1,930,000	(a)(b)(c)
Alameda, CA, Public Financing Authority, Multi-Family Revenue, LIQ-FNMA	0.030%	5/15/35	490,000	490,000	(a)(b)
California Health Facilities Financing Authority Revenue, St. Joseph Health Systems, LOC-Northern Trust Company	0.010%	7/1/41	5,235,000	5,235,000	(a)(b)
California Infrastructure & Economic Development Bank Revenue, Loyola High School District, LOC-First Republic Bank, FHLB	0.020%	12/1/35	8,880,000	8,880,000	(a)(b)
California MFA Revenue, Louisiana Sierra University, LOC-Wells Fargo Bank N.A.	0.020%	8/1/20	385,000	385,000	(a)(b)
California State Health Facilities Financing Authority Revenue, St. Joseph Health Systems, LOC-Wells Fargo Bank N.A.	0.010%	7/1/41	6,875,000	6,875,000	(a)(b)
California State PCFA, Solid Waste Disposal Revenue:
Bay Counties Waste Services Inc., LOC-Comerica Bank	0.100%	8/1/41	1,580,000	1,580,000	(a)(b)(c)
Burrtec Waste Group Inc., LOC-U.S. Bank N.A.	0.060%	10/1/38	2,910,000	2,910,000	(a)(b)(c)
Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A.	0.060%	10/1/37	210,000	210,000	(a)(b)(c)
Metropolitan Recycling LLC Project, LOC-Comerica Bank	0.100%	6/1/42	1,325,000	1,325,000	(a)(b)(c)
Mill Valley Refuse Service Inc. Project, LOC-Comerica Bank	0.100%	2/1/44	1,165,000	1,165,000	(a)(b)(c)
Pleasanton Garbage Service Inc. Project, LOC-Wells Fargo Bank N.A.	0.020%	6/1/40	450,000	450,000	(a)(b)
Recycling Industries Inc. Project, LOC-Comerica Bank	0.100%	11/1/41	1,195,000	1,195,000	(a)(b)(c)
Zerep Management Corp. Project, LOC-Comerica Bank	0.100%	10/1/36	2,205,000	2,205,000	(a)(b)(c)

See Notes to Financial Statements.

30	Tax Free Reserves Portfolio 2015 Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
California — continued
California State, GO:
LOC-Bank of Montreal	0.010%	5/1/33	$3,570,000	$3,570,000	(a)(b)
LOC-JPMorgan Chase	0.010%	5/1/40	1,635,000	1,635,000	(a)(b)
California Statewide CDA Revenue:
John Muir Health, LOC-Wells Fargo Bank N.A.	0.010%	8/15/27	1,550,000	1,550,000	(a)(b)
Kaiser Permanente	0.010%	4/1/45	4,700,000	4,700,000	(a)(b)
Kaiser Permanente	0.010%	4/1/46	9,200,000	9,200,000	(a)(b)
Painted Turtle Gang Camp Foundation, LOC-Wells Fargo Bank N.A.	0.010%	4/1/33	3,200,000	3,200,000	(a)(b)
Young Men’s Christian Association of The East Bay Project, LOC-Wells Fargo Bank N.A.	0.010%	6/1/27	840,000	840,000	(a)(b)
California Statewide CDA, MFH Revenue, Phoenix Terrace Apartments, FNMA, LIQ-FNMA	0.020%	3/15/32	1,800,000	1,800,000	(a)(b)(c)
Central Basin Municipal Water District, CA, COP, LOC-U.S. Bank N.A.	0.010%	8/1/37	4,765,000	4,765,000	(a)(b)
Eastern, CA, Municipal Water District, Water & Wastewater Revenue, SPA-Wells Fargo Bank N.A.	0.010%	7/1/30	4,000,000	4,000,000	(a)(b)
Hillsborough, CA, COP, Water & Sewer Systems Project, SPA-JPMorgan Chase	0.010%	6/1/30	4,000,000	4,000,000	(a)(b)
Irvine Ranch, CA, Water District, GO:
Consolidated Improvement District, LOC-Bank of America N.A.	0.010%	10/1/41	400,000	400,000	(a)(b)
LOC-Sumitomo Mitsui Banking	0.010%	1/1/21	600,000	600,000	(a)(b)
Irvine, CA, USD Special Tax Revenue:
Community Facilities District No. 09-1, LOC-Sumitomo Mitsui Banking	0.010%	9/1/51	1,400,000	1,400,000	(a)(b)
Community Facilities District No. 09-1, LOC-Sumitomo Mitsui Banking	0.010%	9/1/54	8,500,000	8,500,000	(a)(b)
Community Facilities District No. 09-1, LOC-U.S. Bank N.A.	0.010%	9/1/51	1,000,000	1,000,000	(a)(b)
Community Facilities District No. 09-1, LOC-U.S. Bank N.A.	0.010%	9/1/54	5,300,000	5,300,000	(a)(b)
Livermore, CA, COP	0.010%	10/1/30	3,800,000	3,800,000	(a)(b)
Long Beach, CA, Health Facilities Revenue, Memorial Health Services	0.010%	10/1/16	6,200,000	6,200,000	(a)(b)
Los Angeles, CA, Department of Water & Power Revenue, Subordinated, SPA-Bank of America	0.010%	7/1/34	800,000	800,000	(a)(b)
Metropolitan Water District of Southern California Revenue	0.010%	7/1/35	7,950,000	7,950,000	(a)(b)
Northern, CA, Power Agency Revenue, Hydroelectric Project, LOC-Dexia Credit Local	0.010%	7/1/32	3,800,000	3,800,000	(a)(b)
Sacramento County, CA, Housing Authority, MFH Revenue, Chesapeake Commons, Wasatch Pool Holdings LLC, FNMA, LIQ-FNMA	0.030%	2/15/31	7,065,000	7,065,000	(a)(b)(c)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2015 Annual Report	31

Schedule of investments (cont’d)

August 31, 2015

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Sacramento, CA, MUD Revenue, LOC-State Street Bank & Trust Co.	0.010%	8/15/41	$6,845,000	$6,845,000	(a)(b)
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, SPA-JPMorgan Chase	0.010%	4/1/38	1,000,000	1,000,000	(a)(b)
San Francisco, CA, City & County MFH Revenue, Folsom Dore Apartment Project, LOC-Citibank N.A.	0.050%	12/1/34	1,000,000	1,000,000	(a)(b)(c)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Public Safety Project, LOC-Wells Fargo Bank N.A.	0.030%	4/1/39	760,000	760,000	(a)(b)
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue:
Measure A, SPA-Sumitomo Mitsui Banking	0.010%	4/1/36	7,000,000	7,000,000	(a)(b)
SPA-JPMorgan Chase	0.010%	4/1/36	300,000	300,000	(a)(b)
SPA-Sumitomo Mitsui Banking	0.010%	4/1/36	9,400,000	9,400,000	(a)(b)
SPA-Sumitomo Mitsui Banking	0.010%	4/1/36	2,200,000	2,200,000	(a)(b)
Southern California State Public Power Authority Revenue, Magnolia Power Project, LOC-Wells Fargo Bank	0.010%	7/1/36	500,000	500,000	(a)(b)
State of California, GO, TECP	0.080%	9/30/15	4,000,000	4,000,000
University of California, CA, Revenue	0.010%	5/15/48	1,900,000	1,900,000	(a)(b)
Total California				159,545,000
Colorado — 0.8%
Arapahoe County, CO, Exelsior Youth Centers Inc., LOC-US Bank	0.030%	12/1/15	275,000	275,000	(a)(b)
Colorado Educational and Cultural Facilities, Nature Conservancy, Project A	0.020%	7/1/27	414,000	414,000	(a)(b)
Colorado HFA Revenue, Multi-Family Project, SPA-FHLB	0.020%	10/1/30	2,470,000	2,470,000	(a)(b)
Colorado Springs, CO, Utilities Revenue, Subordinated Lien, SPA-Dexia Credit Local	0.020%	11/1/23	6,850,000	6,850,000	(a)(b)
Total Colorado				10,009,000
Connecticut — 3.8%
Connecticut Innovations Inc., CT, Revenue, ISO New England Inc. Project, LOC-TD Bank N.A.	0.020%	12/1/39	1,845,000	1,845,000	(a)(b)
Connecticut State HEFA Revenue:
Hospital for Special Care, LOC-Webster Bank N.A., FHLB	0.010%	7/1/37	1,610,000	1,610,000	(a)(b)
Hotchkiss School, SPA-U.S. Bank N.A.	0.010%	7/1/30	7,400,000	7,400,000	(a)(b)
Trinity College, LOC-JPMorgan Chase	0.010%	7/1/34	1,660,000	1,660,000	(a)(b)
Wesleyan University	0.010%	7/1/40	2,500,000	2,500,000	(a)(b)
Westover School, LOC-TD Bank N.A.	0.010%	7/1/30	4,015,000	4,015,000	(a)(b)
Yale University	0.010%	7/1/36	1,100,000	1,100,000	(a)(b)
Connecticut State HFA Revenue, CIL Realty Inc., LOC-HSBC Bank USA N.A.	0.020%	7/1/32	495,000	495,000	(a)(b)

See Notes to Financial Statements.

32	Tax Free Reserves Portfolio 2015 Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Connecticut — continued
Connecticut State HFA, Housing Mortgage Finance Program Revenue:
SPA-Bank of Tokyo-Mitsubishi UFJ	0.010%	5/15/34	$5,000,000	$5,000,000	(a)(b)
SPA-Bank of Tokyo-Mitsubishi UFJ	0.020%	11/15/34	1,500,000	1,500,000	(a)(b)
SPA-Bank of Tokyo-Mitsubishi UFJ	0.010%	11/15/41	7,500,000	7,500,000	(a)(b)
SPA-Barclays Bank PLC	0.020%	5/15/35	1,270,000	1,270,000	(a)(b)
SPA-FHLB	0.030%	5/15/31	900,000	900,000	(a)(b)(c)
SPA-Royal Bank of Canada	0.010%	11/15/45	7,500,000	7,500,000	(a)(b)
Derby, CT, GO, BAN	1.000%	3/15/16	2,175,000	2,183,678	(d)
Ellington, CT, GO	2.000%	6/15/16	255,000	258,097
Stamford, CT, Housing Authority, Multi-Family Revenue, Fairfield Apartments Project, FHLMC	0.020%	12/1/28	300,000	300,000	(a)(b)(c)
Thomaston, CT, GO, BAN	1.250%	11/5/15	600,000	601,044
Total Connecticut				47,637,819
Delaware — 0.2%
University of Delaware Revenue, SPA-Bank of America N.A.	0.010%	11/1/34	1,950,000	1,950,000	(a)(b)
District of Columbia — 1.1%
District of Columbia Revenue, Washington Center for Internships and Academic Seminars, LOC-Branch Banking & Trust	0.020%	2/1/48	6,655,000	6,655,000	(a)(b)
District of Columbia University Revenue, American University	0.020%	10/1/36	6,975,000	6,975,000	(a)(b)
Total District of Columbia				13,630,000
Florida — 5.3%
Florida Housing Finance Corp., Multi-Family Mortgage Revenue, Cutler Riverside Preservation Apartments, LIQ-FHLMC	0.030%	6/1/48	9,900,000	9,900,000	(a)(b)(c)
Highlands County, FL, Health Facilities Authority Revenue:
Hospital Adventist Health System	0.010%	11/15/26	1,900,000	1,900,000	(a)(b)
Hospital Adventist Health System	0.010%	11/15/32	300,000	300,000	(a)(b)
Hospital Adventist Health System	0.020%	11/15/33	17,900,000	17,900,000	(a)(b)
Hospital Adventist Health System	0.010%	11/15/34	6,400,000	6,400,000	(a)(b)
Hospital Adventist Health System	0.020%	11/15/35	2,000,000	2,000,000	(a)(b)
Hillsborough County, FL, School Board COP, Master Lease, NATL, LOC-Wells Fargo Bank N.A.	0.010%	7/1/30	185,000	185,000	(a)(b)
Jacksonville, FL, Excise Taxes Revenue	5.000%	10/1/15	100,000	100,376
JEA, FL, Electric System Revenue	5.000%	10/1/15	220,000	220,826
JEA, FL, St. Johns River Power Park System Revenue, Issue 2	5.000%	10/1/15	385,000	386,471
JEA, FL, Water & Sewer Revenue	3.000%	10/1/15	200,000	200,450

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2015 Annual Report	33

Schedule of investments (cont’d)

August 31, 2015

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Miami-Dade County, FL, IDA Revenue, Professional Modification, AAR Aircraft Services Inc., LOC-Wells Fargo Bank N.A.	0.050%	8/1/18	$6,300,000	$6,300,000	(a)(b)(c)
Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Revenue, LOC-Wells Fargo Bank N.A.	0.020%	10/1/48	1,000,000	1,000,000	(a)(b)
Miami-Dade County, FL, Special Obligation, Juvenile Courthouse, AMBAC, LOC-TD Bank N.A.	0.020%	4/1/43	3,850,000	3,850,000	(a)(b)
North Broward, FL, Hospital District Revenue, NATL, LOC-Wells Fargo Bank N.A.	0.020%	1/15/27	3,200,000	3,200,000	(a)(b)
Orange County, FL, Housing Finance Authority, Walk Apartments LLC, FNMA, LIQ-FNMA	0.020%	6/1/25	4,900,000	4,900,000	(a)(b)
Orlando, FL, Utilities Commission, Utility System Revenue, SPA-JPMorgan Chase	0.010%	10/1/33	5,100,000	5,100,000	(a)(b)
Volusia County, FL, HFA, MFH Revenue, Cape Morris Cove Apartments II, LOC-FHLB & JPMorgan Chase	0.040%	10/15/42	2,690,000	2,690,000	(a)(b)(c)
Total Florida				66,533,123
Georgia — 3.4%
Atlanta, GA, Development Authority Revenue, Georgia Aquarium Inc. Project, LOC-SunTrust Bank & FHLB	0.020%	10/1/33	3,200,000	3,200,000	(a)(b)
Cobb County, GA, Housing Authority Revenue, Walton Reserve Apartments Project, LOC-FHLB & SunTrust Bank	0.040%	10/1/35	15,250,000	15,250,000	(a)(b)(c)
Coweta County, GA, Development Authority Revenue, W.Y. Newnan Holding LLC Project, LOC-Wells Fargo Bank N.A.	0.150%	4/1/32	3,520,000	3,520,000	(a)(b)(c)
De Kalb County, GA, Housing Authority, MFH Revenue, Friendly Heights LP, LOC-FHLMC	0.040%	5/1/34	6,860,000	6,860,000	(a)(b)(c)
Douglas County, GA, Development Authority, IDR, Pandosia LLC Project, LOC-Wells Fargo Bank N.A.	0.050%	12/1/27	2,900,000	2,900,000	(a)(b)(c)
Fulton County, GA, Development Authority Revenue, Shepherd Center Inc., LOC-FHLB, SunTrust Bank	0.020%	9/1/35	3,125,000	3,125,000	(a)(b)
Georgia State, GO	5.500%	9/1/15	100,000	100,000
Georgia State, GO	5.000%	10/1/15	200,000	200,780
Gwinnett County, GA, Development Authority, IDR, Barco Inc. Project, LOC-Branch Banking & Trust	0.080%	11/1/20	3,995,000	3,995,000	(a)(b)(c)
Savannah, GA, EDA Revenue, Savannah Country Day School, LOC-Branch Banking & Trust	0.080%	5/1/32	270,000	270,000	(a)(b)
Stephens County, GA, Development Authority, IDR, CMC of Georgia Inc. Project, LOC-Branch Banking & Trust	0.080%	8/1/21	3,870,000	3,870,000	(a)(b)(c)
Total Georgia				43,290,780
Hawaii — 0.5%
Hawaii State Department of Budget & Finance Special Purpose Revenue:
Queens Health System	0.260%	7/1/39	3,500,000	3,500,000	(a)(b)

See Notes to Financial Statements.

34	Tax Free Reserves Portfolio 2015 Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Hawaii — continued
Queens Health System	0.260%	7/1/39	$2,470,000	$2,470,000	(a)(b)
Total Hawaii				5,970,000
Idaho — 0.0%
Idaho State Bond Bank Authority Revenue, State Intercept	3.000%	9/15/15	285,000	285,288
Illinois — 6.7%
Bloomington & Normal, IL, Airport Authority Revenue, Central Illinois Regional Airport, LOC-Northern Trust Co.	0.100%	1/1/27	4,045,000	4,045,000	(a)(b)
Chicago, IL, MFH Revenue, Renaissance Center LP, LOC-Harris Trust and Savings Bank	0.140%	10/1/34	2,300,000	2,300,000	(a)(b)(c)
Chicago, IL, Midway Airport Revenue, LOC-Bank of Montreal	0.050%	1/1/35	5,085,000	5,085,000	(a)(b)(c)
Illinois Housing Development Authority, MFH Revenue, Galesburg Towers Associates II, LOC-Harris N.A.	0.210%	12/1/35	3,500,000	3,500,000	(a)(b)(c)
Illinois State Development Finance Authority Revenue:
Fenwick High School Project, LOC-PNC Bank N.A.	0.020%	3/1/32	9,450,000	9,450,000	(a)(b)
Goodman Theatre Project, LOC-Bank One N.A., Northern Trust Co.	0.010%	12/1/33	2,900,000	2,900,000	(a)(b)
Illinois State EFA Revenue, The Adler Planetarium, LOC-PNC Bank N.A.	0.020%	4/1/31	4,000,000	4,000,000	(a)(b)
Illinois State Finance Authority Revenue:
Everest Academy of Lemont Inc., LOC-First Midwest Bank N.A., FHLB	0.120%	2/1/34	5,845,000	5,845,000	(a)(b)
Illinois College, LOC-U.S. Bank	0.020%	10/1/30	6,135,000	6,135,000	(a)(b)
Latin School Project, LOC-JPMorgan Chase	0.010%	8/1/35	2,000,000	2,000,000	(a)(b)
Loyola Academy, LOC-JPMorgan Chase	0.030%	10/1/37	8,500,000	8,500,000	(a)(b)
Northwestern Memorial Hospital	0.010%	8/15/42	10,715,000	10,715,000	(a)(b)
Northwestern Memorial Hospital	0.010%	8/15/42	2,300,000	2,300,000	(a)(b)
Northwestern Memorial Hospital, SPA-UBS AG	0.010%	8/15/42	1,870,000	1,870,000	(a)(b)
OSF Healthcare System, LOC-PNC Bank N.A.	0.020%	11/15/37	2,500,000	2,500,000	(a)(b)
Illinois State Finance Authority, MFH Revenue, Liberty Towers Associates, LOC-Harris N.A.	0.100%	10/1/39	4,705,000	4,705,000	(a)(b)
Illinois State Housing Development Authority Revenue, Florida House	0.020%	7/1/41	2,625,000	2,625,000	(a)(b)(c)
Illinois State Toll Highway Authority, Toll Highway Revenue, LOC-PNC Bank N.A.	0.020%	7/1/30	3,000,000	3,000,000	(a)(b)
Lombard, IL, Revenue, National University Health Sciences Project, LOC-JPMorgan Chase	0.010%	6/1/36	130,000	130,000	(a)(b)
Peoria, IL, Multi-Family Revenue, Housing, Oak Woods Apartments Project, FNMA, LIQ-FNMA	0.040%	10/15/28	2,725,000	2,725,000	(a)(b)(c)
Total Illinois				84,330,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2015 Annual Report	35

Schedule of investments (cont’d)

August 31, 2015

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Indiana — 1.8%
Hobart, IN, EDR, Albanese Confectionery, LOC-Harris N.A.	0.140%	7/1/31	$1,915,000	$1,915,000	(a)(b)(c)
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project, LOC-Bank of Nova Scotia	0.020%	6/1/40	10,000,000	10,000,000	(a)(b)
Indiana State Finance Authority Revenue, Lease Appropriation, SPA-JPMorgan Chase	0.010%	2/1/37	3,885,000	3,885,000	(a)(b)
Indianapolis, IN, MFH Revenue, Washington Pointe LP Project, FNMA, LIQ-FNMA	0.030%	4/15/39	4,690,000	4,690,000	(a)(b)
St. Joseph County, IN, EDR, Logan Community Resources Inc. Project, LOC-PNC Bank N.A.	0.020%	5/1/34	1,745,000	1,745,000	(a)(b)
Total Indiana				22,235,000
Iowa — 0.5%
Iowa Finance Authority, IDR, Embria Health Sciences Project, LOC-Wells Fargo Bank	0.150%	6/1/32	1,270,000	1,270,000	(a)(b)(c)
Iowa State Finance Authority Health Facilities Revenue:
Iowa Health System, LOC-JPMorgan Chase	0.010%	2/15/35	1,925,000	1,925,000	(a)(b)
Unity Point HealthCare, LOC-Union Bank N.A.	0.010%	2/15/39	2,935,000	2,935,000	(a)(b)
Total Iowa				6,130,000
Kentucky — 1.8%
Berea, KY, Educational Facilities Revenue:
Berea College Project	0.010%	6/1/29	4,660,000	4,660,000	(a)(b)
Berea College Project	0.010%	6/1/32	9,375,000	9,375,000	(a)(b)
Boone County, KY, Industrial Building Revenue, Kiswel Inc. Project, LOC-Branch Banking & Trust	0.080%	5/1/27	3,560,000	3,560,000	(a)(b)(c)
Richmond, KY, League of Cities Funding Trust Lease Program Revenue, LOC-U.S. Bank	0.030%	3/1/36	2,330,000	2,330,000	(a)(b)
Williamstown, KY, League of Cities Funding Trust Lease Revenue, LOC-U.S. Bank N.A.	0.030%	7/1/38	2,450,000	2,450,000	(a)(b)
Total Kentucky				22,375,000
Louisiana — 1.6%
Louisiana State PFA Revenue, Tiger Athletic Foundation, LOC-Capital One N.A., FHLB	0.020%	9/2/39	10,400,000	10,400,000	(a)(b)
St. James Parish, LA, Revenue, Nustar Logistics LP Project, LOC-JPMorgan Chase	0.030%	12/1/40	9,400,000	9,400,000	(a)(b)
Total Louisiana				19,800,000
Maryland — 0.8%
Maryland State Community Development Administration, Department of Housing & Community Development Revenue:
Hopkins Village Preservation LP, LIQ FHLMC	0.040%	11/1/38	2,700,000	2,700,000	(a)(b)
Residential, SPA-TD Bank N.A.	0.020%	9/1/43	3,000,000	3,000,000	(a)(b)

See Notes to Financial Statements.

36	Tax Free Reserves Portfolio 2015 Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Maryland — continued
Maryland State Health & Higher EFA Revenue, University of Maryland Medical System, LOC-TD Bank N.A.	0.010%	7/1/41	$900,000	$900,000	(a)(b)
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Development, GNMA, FNMA, FHLMC, FHA, LOC-FNMA, FHLMC	0.030%	7/1/36	1,485,000	1,485,000	(a)(b)
University System of Maryland Auxiliary Facility and Tuition Revenue	3.750%	10/1/15	150,000	150,429
Washington County, MD, EDR, St. James School Project, LOC-PNC Bank N.A.	0.030%	11/1/29	1,900,000	1,900,000	(a)(b)
Total Maryland				10,135,429
Massachusetts — 3.5%
Massachusetts School Building Authority, TECP	0.110%	9/4/15	5,000,000	5,000,000
Massachusetts School Building Authority, TECP	0.070%	10/7/15	5,000,000	5,000,000
Massachusetts State DFA Revenue:
Bancroft Schools & Communities Inc., LOC-TD Bank N.A.	0.020%	9/1/31	2,645,000	2,645,000	(a)(b)
Partners Healthcare System Inc., LOC-U.S. Bank NA	0.010%	7/1/48	2,700,000	2,700,000	(a)(b)
Partners Healthcare System, LOC-Bank of New York	0.010%	7/1/48	2,500,000	2,500,000	(a)(b)
Partners Healthcare Systems Inc., SPA-Wells Fargo Bank N.A.	0.020%	7/1/46	1,000,000	1,000,000	(a)(b)
Massachusetts State DFA, MFH Revenue, Archstone Readstone, LOC-FHLMC	0.040%	12/1/37	2,600,000	2,600,000	(a)(b)(c)
Massachusetts State HEFA Revenue:
Baystate Medical Center, LOC-Bank of America N.A.	0.010%	7/1/39	3,000,000	3,000,000	(a)(b)
Partners Healthcare Systems, SPA-JPMorgan Chase	0.010%	7/1/27	14,800,000	14,800,000	(a)(b)
Massachusetts State IFA Revenue, Nova Realty Trust, LOC-TD Bank N.A.	0.020%	12/1/24	400,000	400,000	(a)(b)
Massachusetts State Water Resources Authority Revenue, SPA-JPMorgan Chase	0.030%	8/1/37	3,765,000	3,765,000	(a)(b)
Massachusetts State, GO, Consolidated Loan, NATL	5.500%	11/1/15	150,000	151,254
Total Massachusetts				43,561,254
Michigan — 0.9%
Michigan State Municipal Bond Authority Revenue, Clean Water Revenue Fund	5.500%	10/1/15	200,000	200,848
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC-Bank of Tokyo-Mitsubishi UFJ	0.020%	1/1/26	5,500,000	5,500,000	(a)(b)
Michigan State Trunk Line Fund Revenue, AGM	5.000%	9/1/15	580,000	580,000
Michigan State University Revenue, SPA-Landesbank Hessen-Thuringen	0.010%	2/15/34	4,500,000	4,500,000	(a)(b)
Total Michigan				10,780,848

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2015 Annual Report	37

Schedule of investments (cont’d)

August 31, 2015

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Minnesota — 1.1%
Minnesota Housing Finance Agency Revenue, Residential Housing, SPA-Royal Bank of Canada	0.030%	1/1/46	$5,675,000	$5,675,000	(a)(b)(c)
Rochester, MN, Health Care Facilities Revenue:
Mayo Clinic, SPA-Northern Trust Co.	0.020%	11/15/38	6,780,000	6,780,000	(a)(b)
Mayo Foundation, SPA-Bank of America N.A.	0.020%	8/15/32	1,500,000	1,500,000	(a)(b)
Total Minnesota				13,955,000
Mississippi — 0.7%
Mississippi State Business Finance Commission Gulf Opportunity Revenue:
Chevron U.S.A. Inc.	0.010%	11/1/35	5,000,000	5,000,000	(a)(b)
Chevron U.S.A. Inc.	0.010%	11/1/35	4,000,000	4,000,000	(a)(b)
Total Mississippi				9,000,000
Missouri — 3.1%
Kansas City, MO, Special Obligation Revenue, Chouteau I-35 Project, LOC-JPMogan Chase & Co.	0.020%	3/1/24	4,430,000	4,430,000	(a)(b)
Missouri State Development Finance Board, MO, Cultural Facilities Revenue, Kauffman Center, SPA-Bank of America	0.010%	6/1/37	2,300,000	2,300,000	(a)(b)
Missouri State HEFA Revenue:
BJC Health System	0.010%	5/15/38	14,790,000	14,790,000	(a)(b)
St. Louis University, SPA-U.S. Bank N.A.	0.010%	10/1/24	2,300,000	2,300,000	(a)(b)
Washington University, SPA-JPMorgan Chase	0.010%	2/15/33	2,375,000	2,375,000	(a)(b)
Missouri State HEFA, Educational Facilities Revenue:
St. Louis Priory School Project, LOC-U.S. Bank N.A.	0.040%	2/1/33	795,000	795,000	(a)(b)
St. Louis University, LOC-Bank of America N.A.	0.010%	10/1/35	395,000	395,000	(a)(b)
Springfield, MO, IDA Revenue, McIntosh Holdings LLC Project, LOC-U.S. Bank N.A.	0.040%	9/1/26	1,685,000	1,685,000	(a)(b)(c)
St. Charles County, MO, IDA Revenue, Newco Enterprises Inc. Project, LOC-BMO Harris Bank N.A.	0.030%	12/1/29	3,945,000	3,945,000	(a)(b)(c)
Washington, MO, Industrial Revenue, Pauwels Transformers Inc. Project, LOC-HSBC Bank USA N.A.	0.160%	12/1/28	6,585,000	6,585,000	(a)(b)(c)
Total Missouri				39,600,000
New Hampshire — 1.2%
New Hampshire State Business Finance Authority Revenue, The Mark H. Wentworth Home, LOC-TD Bank N.A.	0.030%	12/1/36	1,290,000	1,290,000	(a)(b)
New Hampshire State HEFA Revenue, University System	0.010%	7/1/33	13,925,000	13,925,000	(a)(b)
Total New Hampshire				15,215,000
New Jersey — 1.4%
Livingston Township, NJ, GO, BAN	1.000%	1/12/16	2,800,000	2,806,599
Pennsauken Township, NJ, GO, TAN	1.000%	9/11/15	7,500,000	7,501,215

See Notes to Financial Statements.

38	Tax Free Reserves Portfolio 2015 Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
Woodbury, NJ, GO, BAN	1.000%	12/17/15	$7,400,000	$7,411,442
Total New Jersey				17,719,256
New Mexico — 1.2%
University of New Mexico, NM, Revenue, Subordinated Lien System, SPA-U.S. Bank N.A.	0.020%	6/1/30	14,600,000	14,600,000	(a)(b)
New York — 16.7%
Batavia, NY, GO, BAN	1.000%	5/12/16	3,000,000	3,006,197
Beacon, NY, City School District, GO, BAN	1.500%	6/24/16	2,000,000	2,012,402
Build NYC Resource Corp., NY, Revenue, Loan Enhanced Assistance Program, LOC-JPMorgan Chase	0.010%	3/1/38	3,450,000	3,450,000	(a)(b)
Camillus, NY, GO, BAN	1.000%	3/25/16	1,100,000	1,102,458
Carmel, NY, GO, BAN	1.000%	10/9/15	3,000,000	3,002,208
Chemung County, NY, GO:
BAN	1.000%	10/16/15	4,000,000	4,002,846
BAN	1.000%	12/18/15	1,100,000	1,101,357
Fallsburg, NY, CSD, GO, BAN	1.000%	6/24/16	4,700,000	4,712,853
Huntington, NY, GO, BAN	1.000%	12/16/15	2,550,000	2,554,412
Irondequoit, NY, GO	1.125%	12/11/15	700,000	701,145
Irondequoit, NY, GO, BAN	1.000%	12/18/15	1,200,000	1,201,658
LaGrange, NY, GO, BAN	1.000%	12/23/15	1,500,000	1,502,308
Lewis County, NY, GO, BAN	2.000%	8/12/16	2,150,000	2,175,607
Mamaroneck Village, NY, GO, BAN	1.000%	9/3/15	2,200,000	2,200,080
MTA, NY, Dedicated Tax Fund Revenue, LOC-State Street Bank & Trust Co.	0.010%	11/1/22	2,000,000	2,000,000	(a)(b)
MTA, NY, Revenue:
LOC-Bank of Montreal	0.010%	11/1/35	8,500,000	8,500,000	(a)(b)
LOC-Royal Bank of Canada	0.010%	11/1/35	700,000	700,000	(a)(b)
Nassau County, NY, GO:
RAN	2.000%	3/15/16	7,500,000	7,556,085
TAN	2.000%	9/15/15	2,000,000	2,001,269
Nassau County, NY, Interim Finance Authority Revenue, SPA-Sumitomo Mitsui Banking, Sales Tax Secured	0.010%	11/15/21	17,340,000	17,340,000	(a)(b)
Nassau Health Care Corp., NY, Revenue, Nassau County GTD, LOC-TD Bank N.A.	0.010%	8/1/29	1,525,000	1,525,000	(a)(b)
New Hartford, NY, CSD, GO, BAN	1.000%	10/2/15	900,000	900,357
New Paltz, NY, GO, BAN	1.000%	9/23/15	1,100,000	1,100,276
New Windsor, NY, GO:
BAN	1.000%	12/30/15	2,300,000	2,303,607
BAN	1.000%	1/15/16	2,000,000	2,003,331

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2015 Annual Report	39

Schedule of investments (cont’d)

August 31, 2015

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York City, NY, GO:
LOC-Bank of New York Mellon	0.010%	3/1/34	$3,900,000	$3,900,000	(a)(b)
LOC-Bank of Tokyo-Mitsubishi UFJ	0.010%	4/1/42	1,800,000	1,800,000	(a)(b)
LOC-Mizuho Corporate Bank	0.010%	10/1/38	730,000	730,000	(a)(b)
LOC-Mizuho Corporate Bank	0.010%	4/1/42	4,570,000	4,570,000	(a)(b)
LOC-Royal Bank of Canada	0.010%	8/1/36	100,000	100,000	(a)(b)
Subordinated, SPA-JPMorgan Chase	0.010%	1/1/36	6,000,000	6,000,000	(a)(b)
New York City, NY, HDC, MFH Rent Revenue, Royal Properties, LIQ-FNMA	0.010%	4/15/35	16,400,000	16,400,000	(a)(b)
New York City, NY, HDC, MFH Revenue, LIQ-JPMorgan Chase	0.020%	5/1/18	5,200,000	5,200,000	(a)(b)
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Jewish Board of Family and Children’s Services Inc., LOC-TD Bank N.A.	0.010%	7/1/25	270,000	270,000	(a)(b)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, SPA-Mizuho Corporate Bank	0.010%	6/15/33	6,000,000	6,000,000	(a)(b)
New York City, NY, TFA Revenue:
New York City Recovery Project, SPA-Royal Bank of Canada	0.010%	11/1/22	10,735,000	10,735,000	(a)(b)
New York City Recovery Project, SPA-Royal Bank of Canada	0.010%	11/1/22	8,280,000	8,280,000	(a)(b)
New York State Dormitory Authority Revenue:
Cornell University, SPA-JPMorgan Chase	0.010%	7/1/30	190,000	190,000	(a)(b)
Non-State Supported Debt, Columbia University	0.010%	9/1/39	400,000	400,000	(a)(b)
Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase	0.010%	7/1/32	200,000	200,000	(a)(b)
Non-State Supported Debt, University of Rochester, LOC-JPMorgan Chase	0.010%	7/1/33	1,350,000	1,350,000	(a)(b)
New York State Housing Finance Agency Revenue:
42nd & 10th Housing, FHLMC, LIQ-FHLMC	0.010%	11/1/41	400,000	400,000	(a)(b)
Housing 160 Madison Avenue LLC, LOC-PNC Bank N.A.	0.010%	11/1/46	4,145,000	4,145,000	(a)(b)
Worth Street, LIQ-FNMA	0.010%	5/15/33	19,200,000	19,200,000	(a)(b)(c)
New York, NY, GO, LOC-Mizuho Corporate Bank	0.010%	10/1/40	2,800,000	2,800,000	(a)(b)
Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, LOC-Wells Fargo Bank N.A.	0.010%	12/1/29	7,700,000	7,700,000	(a)(b)
Orchard Park Town, NY, GO, BAN	1.000%	10/22/15	5,000,000	5,004,031
Port of Jefferson, NY, GO, BAN	1.000%	12/17/15	1,600,000	1,602,800
Port of Jervis, NY, GO, BAN	1.000%	1/21/16	3,000,000	3,004,634
Ramapo, NY, Housing Authority Revenue, Spring Valley Homes Redevelopment Project LLC, LIQ-FNMA	0.030%	12/15/38	2,500,000	2,500,000	(a)(b)(c)

See Notes to Financial Statements.

40	Tax Free Reserves Portfolio 2015 Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Ridge Road, NY, Fire District, GO, BAN	1.000%	10/7/15	$800,000	$800,274
Saltaire Village, NY, GO, RAN	1.000%	10/23/15	6,000,000	6,005,103
Southold, NY, GO, BAN	1.750%	8/26/16	2,000,000	2,021,284
Triborough Bridge & Tunnel Authority, NY, Revenue:
LOC-Bank of Tokyo-Mitsubishi UFJ	0.010%	1/1/32	2,500,000	2,500,000	(a)(b)
LOC-TD Bank N.A.	0.010%	11/1/35	200,000	200,000	(a)(b)
Tuckahoe, NY, Union Free School District, GO, TAN	1.500%	6/20/16	1,400,000	1,407,778
Valhalla, NY, Union Free School District, GO, BAN	1.000%	10/16/15	2,600,000	2,601,978
Victor, NY, GO, BAN	1.000%	12/18/15	3,000,000	3,004,767
Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Northern Westchester Hospital Association, LOC-TD Bank N.A.	0.010%	11/1/24	1,020,000	1,020,000	(a)(b)
Total New York				210,698,105
North Carolina — 4.3%
Charlotte, NC, COP:
2003 Governmental Facilities Project, LIQ-Wells Fargo Bank N.A.	0.010%	6/1/33	3,300,000	3,300,000	(a)(b)
Central Yard Project, SPA-Bank of America N.A.	0.020%	3/1/25	8,585,000	8,585,000	(a)(b)
North Carolina HFA Revenue:
Home Ownership 1998 TR-19C, LIQ-Bank of America	0.040%	1/1/35	3,000,000	3,000,000	(a)(b)(c)
Home Ownership, LIQ-Bank of America N.A.	0.040%	7/1/33	1,400,000	1,400,000	(a)(b)(c)
North Carolina Medical Care Community, Health Care Facilities Revenue, First Mortgage Deerfield, LOC-Branch Banking & Trust	0.020%	11/1/38	5,000,000	5,000,000	(a)(b)
North Carolina State Capital Facilities Finance Agency, Educational Facilities Revenue:
Guilford College Project, LOC-Branch Banking & Trust	0.020%	5/1/24	2,555,000	2,555,000	(a)(b)
High Point University Project, LOC-Branch Banking & Trust	0.020%	5/1/30	3,025,000	3,025,000	(a)(b)
Meredith College, LOC-Wells Fargo Bank N.A.	0.020%	6/1/38	2,255,000	2,255,000	(a)(b)
Summit School Inc. Project, LOC-Branch Banking & Trust	0.020%	6/1/33	5,225,000	5,225,000	(a)(b)
North Carolina State Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, LOC-Wells Fargo Bank N.A.	0.020%	4/1/29	4,220,000	4,220,000	(a)(b)
North Carolina State Medical Care Commission Hospital Revenue, Southeastern Regional Medical Center, LOC-BB&T Corp.	0.020%	6/1/37	2,285,000	2,285,000	(a)(b)
Orange, NC, Water & Sewer Authority, System Revenue, SPA-Wells Fargo Bank N.A.	0.020%	7/1/29	10,700,000	10,700,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2015 Annual Report	41

Schedule of investments (cont’d)

August 31, 2015

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
North Carolina — continued
Raleigh, NC, Combined Enterprise System Revenue, SPA-Wells Fargo Bank N.A.	0.020%	3/1/35	$2,350,000	$2,350,000	(a)(b)
University of North Carolina at Chapel Hill Revenue, General	5.000%	12/1/15	150,000	151,737
Total North Carolina				54,051,737
North Dakota — 0.1%
North Dakota State Housing Finance Agency Revenue, Housing Finance Program, Home Mortgage Finance	0.020%	7/1/39	1,900,000	1,900,000	(a)(b)
Ohio — 1.9%
Franklin County, OH, Hospital Facilities Revenue, Various Improvment, Nationwide Childrens Hospital Inc.	0.010%	11/1/45	5,000,000	5,000,000	(a)(b)
Ohio State University Revenue	0.010%	12/1/34	12,500,000	12,500,000	(a)(b)
Ohio State University Revenue	0.010%	12/1/39	5,000,000	5,000,000	(a)(b)
Ohio State, GO:
Common Schools	5.000%	9/15/15	275,000	275,495
Common Schools	5.000%	9/15/15	150,000	150,273
Common Schools	5.000%	9/15/15	135,000	135,242
Common Schools	0.010%	6/15/26	860,000	860,000	(a)(b)
Conservation Project	3.500%	9/1/15	100,000	100,000
Conservation Project	4.000%	9/1/15	100,000	100,000
Total Ohio				24,121,010
Oklahoma — 0.1%
Oklahoma State Turnpike Authority Revenue, SPA-JPMorgan Chase	0.010%	1/1/28	1,060,000	1,060,000	(a)(b)
Oregon — 1.3%
Oregon State Health Housing, Educational & Cultural Facilities Authority Revenue, PeaceHealth, LOC-U.S. Bank N.A.	0.010%	12/1/15	1,000,000	1,000,000	(a)(b)
Oregon State Housing & Community Services Department, Mortgage Revenue, Single-Family Mortgage Program, SPA-State Street Bank & Trust Co.	1.000%	7/1/45	6,600,000	6,600,000	(d)
Oregon State, GO:
Veterans Welfare, SPA-U.S. Bank N.A.	0.010%	6/1/28	1,645,000	1,645,000	(a)(b)
Veterans Welfare, SPA-U.S. Bank N.A.	0.010%	6/1/40	3,530,000	3,530,000	(a)(b)
Veterans Welfare, SPA-U.S. Bank N.A.	0.010%	6/1/41	3,900,000	3,900,000	(a)(b)
Total Oregon				16,675,000
Pennsylvania — 5.6%
Adams County, PA, IDA Revenue, LOC-PNC Bank N.A.	0.020%	6/1/32	5,170,000	5,170,000	(a)(b)
Allegheny County, PA, Higher Education Building Authority, University Revenue, Carnegie Mellon University, SPA-Bank of New York	0.010%	12/1/37	14,100,000	14,100,000	(a)(b)

See Notes to Financial Statements.

42	Tax Free Reserves Portfolio 2015 Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Allegheny County, PA, IDA Revenue:
Education Center Watson, LOC-PNC Bank N.A.	0.020%	5/1/31	$3,000,000	$3,000,000	(a)(b)
Little Sisters of the Poor Project, LOC-PNC Bank N.A.	0.030%	1/1/28	1,700,000	1,700,000	(a)(b)
Western Pennsylvania School for Blind Children, SPA-PNC Bank N.A.	0.020%	7/1/31	5,000,000	5,000,000	(a)(b)
Butler County, PA, General Authority Revenue, School District Erie Project, LOC-PNC Bank N.A.	0.020%	9/1/29	6,620,000	6,620,000	(a)(b)
Emmaus, PA, General Authority Revenue, Local Government Subordinated	0.020%	3/1/24	1,200,000	1,200,000	(a)(b)
Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project, LOC-JPMorgan Chase	0.010%	7/1/34	400,000	400,000	(a)(b)
Luzerne County, PA, IDA, Lease Revenue, GTD, LOC-PNC Bank N.A.	0.020%	11/1/26	5,800,000	5,800,000	(a)(b)
Montgomery County, PA , GO, SPA-PNC Bank N.A.	0.010%	8/15/24	10,565,000	10,565,000	(a)(b)
Montgomery County, PA, IDA Revenue, Friends’ Central School Corp. Project, LOC-Wells Fargo Bank N.A.	0.020%	3/1/32	910,000	910,000	(a)(b)
Pennsylvania State Economic Development Financing Authority Revenue, Fitzpatrick Container Co., LOC-PNC Bank N.A.	0.130%	8/1/26	1,400,000	1,400,000	(a)(b)
Pennsylvania State Housing Finance Agency Revenue, Building Development, SPA-PNC Bank N.A.	0.020%	1/1/34	4,550,000	4,550,000	(a)(b)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue, SPA-Sumitomo Mitsui Banking	0.030%	4/1/26	6,750,000	6,750,000	(a)(b)(c)
Philadelphia, PA, Authority For Industrial Development Revenue, Gift of Life Donor Programme Project, LOC-Commerce Bank N.A.	0.020%	12/1/34	1,200,000	1,200,000	(a)(b)
Ridley, PA, School District, GO, LOC-TD Bank N.A.	0.020%	11/1/29	2,425,000	2,425,000	(a)(b)
Total Pennsylvania				70,790,000
Rhode Island — 0.2%
Rhode Island State Health & Educational Building Corp., Revenue, Higher Education Facilities-Brown University, SPA-Northern Trust Co.	0.010%	9/1/43	2,500,000	2,500,000	(a)(b)
South Carolina — 0.7%
North Charleston, SC, COP, Public Facilities Convention Project, LOC-Bank of America N.A.	0.020%	9/1/19	2,110,000	2,110,000	(a)(b)
South Carolina Jobs EDA, IDR, South Carolina Electric & Gas Co., LOC-Branch Banking & Trust	0.040%	12/1/38	6,930,000	6,930,000	(a)(b)(c)
Total South Carolina				9,040,000
South Dakota — 0.2%
South Dakota State Housing Development Authority, MFH Revenue, Country Meadows Apartments Project, LIQ-FHLMC	0.040%	1/1/44	2,420,000	2,420,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2015 Annual Report	43

Schedule of investments (cont’d)

August 31, 2015

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Tennessee — 0.4%
Blount County, TN, Public Building Authority Revenue:
Local Government Public Improvement, LOC-Branch Banking & Trust	0.020%	6/1/37	$370,000	$370,000	(a)(b)
Local Government Public Improvement, LOC-Branch Banking & Trust	0.020%	6/1/39	5,000,000	5,000,000	(a)(b)
Total Tennessee				5,370,000
Texas — 5.7%
Austin, TX, GO, Public Improvement	4.000%	9/1/15	100,000	100,000
Denton, TX, GO, NATL	4.250%	2/15/16	300,000	305,217
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Methodist Hospital	0.010%	12/1/24	9,500,000	9,500,000	(a)(b)
Methodist Hospital	0.010%	12/1/27	4,375,000	4,375,000	(a)(b)
Harris County, TX, Cultural Education Facilities Finance Corp. Special Facilities Revenue, Texas Medical Center, LOC-JPMorgan Chase	0.010%	9/1/31	100,000	100,000	(a)(b)
Houston, TX, Utility System Revenue, Combined First Lien, AGM	5.250%	11/15/15	100,000	100,994
Irving, TX, GO, Improvement	1.500%	9/15/15	250,000	250,114
Metropolitan Higher Education Authority, TX, Revenue, University of Dallas, LOC-JPMorgan Chase	0.030%	8/1/38	3,715,000	3,715,000	(a)(b)
Rockwall, TX, ISD, GO, School Building, PSFG, SPA-Dexia Credit Local	0.020%	8/1/37	19,700,000	19,700,000	(a)(b)
San Antonio, TX, Educational Facilities Corp. Revenue, Higher Education, Trinity University	0.010%	6/1/33	8,500,000	8,500,000	(a)(b)
State of Texas, GO, Veterans, SPA-Bank of New York Mellon	0.010%	12/1/43	2,380,000	2,380,000	(a)(b)
Texas State Revenue, Stephen Austin State University	5.000%	10/15/15	125,000	125,700
Texas State, GO:
Public Finance Authority	5.000%	10/1/15	200,000	200,780
Veterans Housing Assistance, SPA-JPMorgan Chase	0.020%	6/1/38	12,480,000	12,480,000	(a)(b)(c)
Veterans Housing Fund II	0.030%	6/1/33	5,100,000	5,100,000	(a)(b)(c)
University of Texas, TX, Revenue, Financing System	0.010%	8/1/39	4,405,000	4,405,000	(a)(b)
Total Texas				71,337,805
Utah — 0.2%
Weber County, UT, Hospital Revenue, IHC Health Services Inc., SPA-Westdeutsche Landesbank	0.010%	2/15/32	2,800,000	2,800,000	(a)(b)
Vermont — 1.1%
Vermont Housing Finance Agency, Student Housing Facilities Revenue, West Block University Vermont Project, LOC-Sovereign Bank FSB & Lloyds TSB Bank PLC	0.030%	7/1/37	14,300,000	14,300,000	(a)(b)

See Notes to Financial Statements.

44	Tax Free Reserves Portfolio 2015 Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Virginia — 1.9%
Fauquier County, VA, IDA Revenue, Highland School Project, LOC-Branch Banking & Trust	0.020%	12/1/33	$3,220,000	$3,220,000	(a)(b)
Loudoun County, VA, Sanitation Authority Water & Sewer Revenue, Parity Indebtness, LOC-Bank of America N.A.	0.020%	1/1/30	2,850,000	2,850,000	(a)(b)
Lynchburg, VA, IDA Revenue:
Central Health Inc., NATL, LOC-Branch Banking & Trust	0.020%	1/1/35	7,285,000	7,285,000	(a)(b)
Central Health Inc., NATL, LOC-Branch Banking & Trust	0.020%	1/1/35	6,550,000	6,550,000	(a)(b)
Virginia Beach, VA, Water & Sewer System Revenue	5.000%	10/1/15	125,000	125,479
Virginia College Building Authority, VA, Educational Facilities Revenue, Washington & Lee University	0.010%	1/1/43	4,400,000	4,400,000	(a)(b)
Total Virginia				24,430,479
Washington — 3.6%
King County, WA, GO, LOC-State Street Bank & Trust Co.	0.010%	1/1/40	5,000,000	5,000,000	(a)(b)
Olympia, WA, EDA, Spring Air Northwest Project, LOC-U.S. Bank	0.170%	11/1/23	945,000	945,000	(a)(b)(c)
Seattle, WA, GO	4.250%	12/1/15	305,000	307,994
Washington State Health Care Facilities Authority Revenue, Multicare Health System, LOC-Barclays Bank PLC	0.010%	8/15/41	28,385,000	28,385,000	(a)(b)
Washington State HFC, Non-Profit Housing Revenue:
Overlake School Project, LOC-Wells Fargo Bank	0.020%	10/1/29	500,000	500,000	(a)(b)
Panorama City Project, LOC-Wells Fargo Bank N.A.	0.020%	1/1/27	5,765,000	5,765,000	(a)(b)
Washington State Higher EFA Revenue, Seattle University Project, LOC-U.S. Bank N.A.	0.020%	5/1/28	4,550,000	4,550,000	(a)(b)
Total Washington				45,452,994
West Virginia — 0.0%
West Virginia State, EDA, Solid Waste Disposal Facilities Revenue, Appalachian Power Co., LOC-Sumitomo Mitsui Banking	0.020%	12/1/42	200,000	200,000	(a)(b)
Wisconsin — 0.9%
East Troy, WI, Community School District Revenue, BAN	2.000%	10/1/15	2,750,000	2,753,581
Racine, WI, GO, Anticipation Notes	2.000%	8/15/16	2,500,000	2,511,225	(d)
Wisconsin State HEFA Revenue, Indian Community School of Milwaukee, LOC-JPMorgan Chase	0.010%	12/1/36	6,700,000	6,700,000	(a)(b)
Total Wisconsin				11,964,806
Wyoming — 0.3%
Sweetwater Country, WY, PCR, Pacific Corp., LOC-Bank of Nova Scotia	0.010%	12/1/20	1,200,000	1,200,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2015 Annual Report	45

Schedule of investments (cont’d)

August 31, 2015

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Wyoming — continued
Uinta County, WY, PCR, Chevron USA Inc. Project	0.010%	8/15/20	$2,800,000	$2,800,000	(a)(b)
Total Wyoming				4,000,000
Total Investments — 100.8% (Cost — $1,271,694,733#)				1,271,694,733
Liabilities in Excess of Other Assets — (0.8)%				(10,654,274)
Total Net Assets — 100.0%				$1,261,040,459

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Security is purchased on a when-issued basis.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
CIL	— Corporation for Independent Living
COP	— Certificates of Participation
CSD	— Central School District
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISD	— Independent School District
ISO	— Independent System Operator
LIQ	— Liquidity Facility
LOC	— Letter of Credit

See Notes to Financial Statements.

46	Tax Free Reserves Portfolio 2015 Annual Report

Tax Free Reserves Portfolio

MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
MUD	— Municipal Utility District
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PSFG	— Permanent School Fund Guaranty
RAN	— Revenue Anticipation Notes
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority
USD	— Unified School District

Ratings table* (unaudited)
Standard & Poor’s/Moody’s/Fitch**
A-1	69.8%
VMIG 1	19.8
F-1	1.6
SP-1	1.2
MIG 1	0.8
P-1	0.8
AA/Aa	0.3
AAA/Aaa	0.1
NR***	5.6
100.0%

*	As a percentage of total investments.

**	Standard & Poor’s primary rating; Moody’s secondary; then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

***	The credit quality of unrated investments is evaluated based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments.

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2015 Annual Report	47

Statement of assets and liabilities

August 31, 2015

Assets:
Investments, at value	$1,271,694,733
Cash	71,134
Interest receivable	659,945
Total Assets	1,272,425,812

Liabilities:
Payable for securities purchased	11,294,903
Trustees’ fees payable	1,563
Accrued expenses	88,887
Total Liabilities	11,385,353
Total Net Assets	$1,261,040,459

Represented by:
Paid-in capital	$1,261,040,459

See Notes to Financial Statements.

48	Tax Free Reserves Portfolio 2015 Annual Report

Statement of operations

For the Year Ended August 31, 2015

Investment Income:
Interest	$625,293

Expenses:
Investment management fee (Note 2)	1,179,141
Fund accounting fees	65,819
Audit and tax fees	44,780
Legal fees	26,642
Custody fees	21,759
Trustees’ fees	12,326
Miscellaneous expenses	46,044
Total Expenses	1,396,511
Less: Fee waivers and/or expense reimbursements (Note 2)	(1,179,278)
Net Expenses	217,233
Net Investment Income	408,060
Net Realized Gain from Investments	4
Increase in Net Assets from Operations	$408,064

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2015 Annual Report	49

Statements of changes in net assets

For the Years Ended August 31,	2015	2014

Operations:
Net investment income	$408,060	$185,549
Net realized gain (loss)	4	(3,441)
Increase in Net Assets from Operations	408,064	182,108

Capital Transactions:
Proceeds from contributions	1,473,822,622	1,092,335,067
Value of withdrawals	(1,428,059,265)	(1,486,411,352)
In-kind capital contribution (Note 3)	541,229,678	—
Increase (Decrease) in Net Assets from Capital Transactions	586,993,035	(394,076,285)
Increase (Decrease) in Net Assets	587,401,099	(393,894,177)

Net Assets:
Beginning of year	673,639,360	1,067,533,537
End of year	$1,261,040,459	$673,639,360

See Notes to Financial Statements.

50	Tax Free Reserves Portfolio 2015 Annual Report

Financial highlights

For the years ended August 31:
	2015	2014	2013	2012	2011

Net assets, end of year (millions)	$1,261	$674	$1,068	$1,561	$2,815
Total return[1]	0.05%	0.03%	0.05%	0.11%	0.23%

Ratios to average net assets:
Gross expenses	0.18%	0.19%	0.17%	0.17%	0.16%
Net expenses[2,3]	0.03	0.09	0.13	0.15	0.15
Net investment income	0.05	0.02	0.05	0.12	0.23

[1]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[2]

As a result of a voluntary expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Portfolio did not exceed 0.15%. This arrangement may be reduced or terminated under certain circumstances. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[3]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2015 Annual Report	51

Notes to financial statements

1. Organization and significant accounting policies

Tax Free Reserves Portfolio (the “Portfolio”) is a separate non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At August 31, 2015, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

52	Tax Free Reserves Portfolio 2015 Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$1,271,694,733	—	$1,271,694,733

†	See Schedule of Investments for additional detailed categorizations.

(b) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(c) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(d) Credit and market risk. The Portfolio may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Portfolio’s investments may be dependent in part on the credit quality of the institutions supporting the Portfolio’s investments and changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

Tax Free Reserves Portfolio 2015 Annual Report	53

Notes to financial statements (cont’d)

(e) Securities traded on a when-issued basis. The Portfolio may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2015, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.15% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

54	Tax Free Reserves Portfolio 2015 Annual Report

During the year ended August 31, 2015, as a result of a voluntary expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets did not exceed 0.15%. This arrangement may be reduced or terminated under certain circumstances. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the year ended August 31, 2015, fees waived and/or expenses reimbursed amounted to $1,179,278.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

On July 24, 2015, Western Asset Institutional AMT Free Municipal Money Market Fund transferred all of its investable assets, with a value of $540,906,314 to the Portfolio in exchange for an interest in the Portfolio. In addition, Western Asset Institutional AMT Free Municipal Money Market Fund transferred cash of $18,698 and interest receivables of $304,666. The transaction was structured to qualify as a tax free exchange of assets into a partnership.

4. Derivative instruments and hedging activities

During the year ended August 31, 2015, the Portfolio did not invest in derivative instruments.

5. Money market fund reform

In July 2014, the U.S. Securities and Exchange Commission adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The reforms require institutional prime and institutional municipal money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The reforms also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and impose new requirements related to diversification, stress testing, and disclosure. As a result, the Portfolio may be required to implement changes that will impact and may adversely affect the Portfolio and its investors. The compliance date for most of these changes is October 14, 2016.

Tax Free Reserves Portfolio 2015 Annual Report	55

Report of independent registered public

accounting firm

The Board of Trustees and Investors

Master Portfolio Trust:

We have audited the accompanying statement of assets and liabilities of Tax Free Reserves Portfolio (the “Portfolio”), a series of Master Portfolio Trust, including the schedule of investments, as of August 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2015, by correspondence with the custodian and broker or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Free Reserves Portfolio as of August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

October 16, 2015

56	Tax Free Reserves Portfolio 2015 Annual Report

Additional information (unaudited)

Information about Trustees and Officers

The Trustees and Officers of the Fund also serve as the Trustees and Officers of the Portfolio. Information about the Trustees and Officers of the Fund can be found on pages 23 through 28 of this report.

Tax Free Reserves Portfolio	57

Western Asset

Tax Free Reserves

Trustees

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Chair

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Jane Trust*

President

*	Effective June 1, 2015, Ms. Trust became a Trustee, President and Chief Executive Officer.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Co-transfer agents

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Tax Free Reserves

The Fund is a separate investment series of Legg Mason Partners Money Market Trust, a Maryland statutory trust.

Western Asset Tax Free Reserves

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926 or 1-203-703-6002.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-203-703-6002, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Tax Free Reserves. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010353 10/15 SR15-2595

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2014 and August 31, 2015 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $206,461 in 2014 and $157,118 in 2015.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in 2014 and $0 in 2015.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $24,300 in 2014 and $25,000 in 2015. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Legg Mason Partners Money Market Trust were $0 in 2014 and $0 in 2015.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisor, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with

LMPFA that provided ongoing services to Legg Mason Partners Money Market Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph(c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Money Market Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for 2014 and 2015; Tax Fees were 100% and 100% for 2014 and 2015; and Other Fees were 100% and 100% for 2014 and 2015.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Money Market Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Money Market Trust during the reporting period were $0 in 2015.

(h) Yes. Legg Mason Partners Money Market Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Money Market Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act .The Audit Committee consists of the following Board members:

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 22, 2015

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	October 22, 2015